SUBSEQUENT EVENTS	12 Months Ended
Dec. 29, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
Q.	SUBSEQUENT EVENTS

On December 31, 2012, one of our subsidiaries acquired the operating assets of Custom Caseworks, Inc. a high-precision business-to-business manufacturer of engineered wood products used in a variety of applications in many commercial markets and had annual sales of $7 million.  The purchase price was $6.3 million.